Correction of Errors	12 Months Ended
Dec. 31, 2019
Correction of Errors [Abstract]
CORRECTION OF ERRORS

NOTE 17 – CORRECTION OF ERRORS

In accordance with FASB ASC 250, Accounting Changes and Error Corrections, the previously issued Consolidated Balance Sheet as of December 31, 2018 has been restated to reclassify certain amount of accounts receivable and accounts receivable-related parties into non-current accounts receivable and non-current accounts receivable-related parties, respectively. In accordance with ASC 210-10-45, the non-current accounts receivable and non-current accounts receivable-related parties represent the amounts that the Company does not reasonably expect to be realized during the normal operating cycle of the Company. The restatement had no effect on the Consolidated Statements of Operations and Comprehensive Income, the Consolidated Statement of change in stockholders' equity and the Consolidated Statement of cash flows for the year ended December 31, 2018. The items were restated as follows:

	Previously reported
	December 31, 2018	(Decrease)/ Increase	December 31, 2018
			(Restated)
Consolidated Balance Sheets
Current assets:
Accounts receivable, net	$2,811,011	$(1,515,329)	$1,295,682
Accounts receivable-related parties, net	$1,316,841	$(726,509)	$590,332

Non-current assets
Non-current accounts receivable	$-	$1,515,329	$1,515,329
Non-current accounts receivable-related parties	$-	$726,509	$726,509